Principal Accounting Policies - Schedule of Fair value Level 3 Investment (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	¥ 60,038	$ 8,456	¥ 30,006
Addition			30,000
Decrease	(60,159)	(8,473)
Change in fair value of the investments	¥ 121	$ 17	32
Fair value of Level 3 investment at the end of the year			¥ 60,038